UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02333

New Perspective Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

New Perspective Fund®
Investment portfolio

December 31, 2009
unaudited

Common stocks — 93.66%	Shares	Value (000)

INFORMATION TECHNOLOGY — 19.22%
Microsoft Corp.	40,311,800	$1,229,107
Cisco Systems, Inc.1	34,480,100	825,453
Google Inc., Class A1	1,254,000	777,455
Oracle Corp.	27,152,500	666,322
EMC Corp.1	34,625,000	604,899
Samsung Electronics Co. Ltd.2	772,950	528,286
Apple Inc.1	2,153,500	454,087
SAP AG2	5,308,000	250,163
SAP AG (ADR)	3,775,000	176,708
Corning Inc.	16,000,000	308,960
ASML Holding NV2	5,434,444	184,706
ASML Holding NV (New York registered)	3,136,000	106,906
Texas Instruments Inc.	10,860,000	283,012
Yahoo! Inc.1	15,879,000	266,450
Hewlett-Packard Co.	4,300,000	221,493
Taiwan Semiconductor Manufacturing Co. Ltd.2	84,263,224	169,212
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	3,090,348	35,353
Canon, Inc.2	4,710,000	199,233
International Business Machines Corp.	1,500,000	196,350
HTC Corp.2	13,377,193	152,413
Juniper Networks, Inc.1	5,000,000	133,350
Murata Manufacturing Co., Ltd.2	1,800,000	88,929
Hon Hai Precision Industry Co., Ltd.2	18,000,000	84,768
STMicroelectronics NV2	9,100,000	82,454
Visa Inc., Class A	800,000	69,968
Applied Materials, Inc.	5,000,000	69,700
QUALCOMM Inc.	1,400,000	64,764
Xilinx, Inc.	2,500,000	62,650
KLA-Tencor Corp.	1,704,997	61,653
Tokyo Electron Ltd.2	688,500	44,051
Tyco Electronics Ltd.	778,125	19,103
		8,417,958

HEALTH CARE — 11.63%
Novo Nordisk A/S, Class B2	13,758,600	880,204
Bayer AG2	7,497,860	598,828
Roche Holding AG2	2,357,100	400,536
Novartis AG2	6,833,000	371,864
UCB SA2	7,772,631	325,249
CSL Ltd.2	10,057,000	292,563
Hospira, Inc.1	5,677,000	289,527
Merck & Co., Inc.	7,727,573	282,365
Smith & Nephew PLC2	26,315,330	270,560
Johnson & Johnson	4,000,000	257,640
Stryker Corp.	4,192,300	211,166
Baxter International Inc.	3,565,000	209,194
Sonic Healthcare Ltd.2	11,350,000	156,307
Human Genome Sciences, Inc.1	4,430,000	135,558
Pfizer Inc	5,985,000	108,867
Intuitive Surgical, Inc.1	250,000	75,830
Pharmaceutical Product Development, Inc.	3,116,100	73,041
St. Jude Medical, Inc.1	1,400,000	51,492
Allergan, Inc.	800,000	50,408
Amgen Inc.1	545,000	30,831
Medtronic, Inc.	541,000	23,793
		5,095,823

CONSUMER STAPLES — 10.69%
Anheuser-Busch InBev NV2	13,128,700	677,786
Pernod Ricard SA2	6,688,120	573,656
Tesco PLC2	64,196,011	441,652
SABMiller PLC2	14,050,327	412,555
Nestlé SA2	7,715,000	374,400
British American Tobacco PLC2	10,662,500	346,348
Unilever NV, depository receipts2	9,755,000	317,636
Coca-Cola Co.	5,100,000	290,700
Beiersdorf AG2	4,415,000	289,948
Philip Morris International Inc.	3,640,000	175,412
PepsiCo, Inc.	2,395,000	145,616
Avon Products, Inc.	4,240,000	133,560
Procter & Gamble Co.	1,900,000	115,197
Colgate-Palmolive Co.	1,280,000	105,152
Cia. de Bebidas das Américas – AmBev, preferred nominative (ADR)	800,000	80,872
Wal-Mart de México, SAB de CV, Series V	15,509,992	69,629
Wal-Mart de México, SAB de CV, Series V (ADR)2	250,000	11,223
Danone SA2	1,043,800	63,520
Wal-Mart Stores, Inc.	1,100,000	58,795
		4,683,657

FINANCIALS — 10.40%
UBS AG1,2	30,170,539	462,963
JPMorgan Chase & Co.	9,775,000	407,324
ACE Ltd.	6,354,000	320,242
Macquarie Group Ltd.2	6,173,398	264,290
Allianz SE2	1,880,000	233,838
Prudential PLC2	22,836,365	232,938
Banco Santander, SA2	13,128,236	215,537
American Express Co.	5,000,000	202,600
Citigroup Inc.	59,400,000	196,614
Bank of Nova Scotia	4,070,000	191,388
HSBC Holdings PLC (United Kingdom)2	16,539,975	189,005
Bank of China Ltd., Class H2	351,265,000	188,093
AXA SA2	7,851,207	185,547
Morgan Stanley	5,000,000	148,000
Nomura Holdings, Inc.2	19,000,000	140,105
Northern Trust Corp.	2,287,500	119,865
BNP Paribas SA2	1,249,370	98,520
Westpac Banking Corp.2	4,185,444	94,206
ING Groep NV, depository receipts1,2	8,671,773	83,770
Royal Bank of Scotland Group PLC1,2	171,602,000	80,594
XL Capital Ltd, Class A	4,227,000	77,481
Berkshire Hathaway Inc., Class A1	755	74,896
DnB NOR ASA1,2	6,735,174	73,103
Bank of America Corp.	4,675,000	70,404
Crédit Agricole SA2	4,000,000	69,683
National Bank of Greece SA1,2	2,469,014	62,911
Société Générale2	569,551	39,380
QBE Insurance Group Ltd.2	809,331	18,471
Unibail-Rodamco SE, non-registered shares2	58,700	12,913
		4,554,681

MATERIALS — 8.82%
Barrick Gold Corp.	19,000,000	748,220
Newmont Mining Corp.	13,750,000	650,512
Monsanto Co.	3,395,100	277,550
Syngenta AG2	902,825	252,706
BHP Billiton Ltd.2	6,310,000	241,620
Gold Fields Ltd.2	17,000,000	223,829
Linde AG2	1,757,400	211,375
Potash Corp. of Saskatchewan Inc.	1,745,000	189,332
Holcim Ltd1,2	2,228,793	172,576
Rio Tinto PLC2	2,233,969	120,560
United States Steel Corp.	2,000,000	110,240
Alcoa Inc.	6,820,800	109,951
Impala Platinum Holdings Ltd.2	3,320,400	90,327
CRH PLC2	3,232,536	87,498
Akzo Nobel NV2	1,325,000	87,270
First Quantum Minerals Ltd.	947,300	72,638
Ecolab Inc.	1,500,000	66,870
Weyerhaeuser Co.	1,300,000	56,082
Nitto Denko Corp.2	1,400,000	49,920
Xstrata PLC1,2	2,500,000	44,091
		3,863,167

INDUSTRIALS — 8.46%
Schneider Electric SA2	4,250,508	492,069
United Technologies Corp.	5,030,000	349,132
Delta Air Lines, Inc.1	23,000,000	261,740
United Parcel Service, Inc., Class B	4,257,000	244,224
Orkla AS2	19,650,000	191,700
FANUC LTD2	1,935,000	180,033
Finmeccanica SpA2	10,432,000	166,251
AMR Corp.1,3	20,000,000	154,600
Geberit AG2	797,000	141,021
Ryanair Holdings PLC (ADR)1	5,160,803	138,413
First Solar, Inc.1	870,000	117,798
Alstom SA2	1,570,000	109,001
Deere & Co.	2,000,000	108,180
Sandvik AB2	9,018,000	108,175
Emerson Electric Co.	2,500,000	106,500
Vestas Wind Systems A/S1,2	1,658,000	101,436
Michael Page International PLC2,3	16,455,000	99,898
Tyco International Ltd.	2,678,125	95,555
Siemens AG2	987,100	90,473
European Aeronautic Defence and Space Co. EADS NV2	4,500,000	89,825
UAL Corp.1	6,420,000	82,882
Precision Castparts Corp.	700,000	77,245
General Electric Co.	5,000,000	75,650
Komatsu Ltd.2	3,098,000	64,625
Qantas Airways Ltd.2	11,197,032	29,758
Textron Inc.	1,500,000	28,215
		3,704,399

ENERGY — 7.07%
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	9,515,000	453,675
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	2,513,150	106,533
TOTAL SA2	7,934,400	508,076
Canadian Natural Resources, Ltd.	4,635,000	336,543
Reliance Industries Ltd.2	12,149,000	283,518
Occidental Petroleum Corp.	2,325,000	189,139
Royal Dutch Shell PLC, Class A (ADR)	1,650,000	99,181
Royal Dutch Shell PLC, Class B2	2,585,998	75,454
Saipem SpA, Class S2	4,935,000	169,407
OAO Gazprom (ADR)2	6,504,500	162,141
Tenaris SA (ADR)	3,690,218	157,388
Imperial Oil Ltd.	3,300,000	128,192
Schlumberger Ltd.	1,300,000	84,617
Smith International, Inc.	3,093,000	84,037
Baker Hughes Inc.	2,032,100	82,259
FMC Technologies, Inc.1	1,200,000	69,408
Eni SpA2	2,500,000	63,601
Chevron Corp.	575,743	44,327
		3,097,496

CONSUMER DISCRETIONARY — 6.50%
Honda Motor Co., Ltd.2	19,027,500	643,739
Toyota Motor Corp.2	10,100,000	424,611
News Corp., Class A	18,314,918	250,731
Ford Motor Co.1	25,000,000	250,000
McDonald’s Corp.	2,700,000	168,588
H & M Hennes & Mauritz AB, Class B2	2,948,000	163,257
Industria de Diseño Textil, SA2	2,047,500	126,778
Burberry Group PLC2	12,875,000	123,602
adidas AG2	2,285,478	123,306
Time Warner Inc.	4,003,333	116,657
Suzuki Motor Corp.2	3,360,000	82,554
Nikon Corp.2	3,300,000	65,123
Carnival Corp., units1	2,000,000	63,380
Swatch Group Ltd, non-registered shares2	186,118	46,794
Swatch Group Ltd2	245,770	11,738
Weight Watchers International, Inc.	1,900,000	55,404
Amazon.com, Inc.1	400,000	53,808
Harman International Industries, Inc.	1,510,000	53,273
Cie. Générale des Établissements Michelin, Class B2	275,617	21,126
		2,844,469

TELECOMMUNICATION SERVICES — 3.80%
Telefónica, SA2	18,279,500	509,105
América Móvil, SAB de CV, Series L (ADR)	7,382,900	346,849
América Móvil, SAB de CV, Series L	27,750,000	65,324
Koninklijke KPN NV2	22,449,350	380,501
SOFTBANK CORP.2	7,968,600	186,358
Vodafone Group PLC2	51,148,749	118,599
AT&T Inc.	2,090,000	58,583
		1,665,319

UTILITIES — 2.34%
GDF Suez2	10,567,027	458,102
E.ON AG2	4,950,000	206,500
SUEZ Environnement Co.2	7,396,958	170,757
CLP Holdings Ltd.2	16,336,000	110,394
RWE AG2	800,000	77,685
		1,023,438

MISCELLANEOUS — 4.73%
Other common stocks in initial period of acquisition		2,073,454

Total common stocks (cost: $31,784,951,000)		41,023,861

Preferred stocks — 0.05%

FINANCIALS — 0.05%
SMFG Preferred Capital USD 3 Ltd. 9.50%4,5	20,345,000	21,464

Total preferred stocks (cost: $18,994,000)		21,464

	Principal amount
Bonds & notes — 0.33%	(000)

CONSUMER DISCRETIONARY — 0.12%
DaimlerChrysler North America Holding Corp. 4.875% 2010	$2,500	2,541
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	6,085	6,394
DaimlerChrysler North America Holding Corp. 7.75% 2011	4,100	4,360
DaimlerChrysler North America Holding Corp. 7.30% 2012	8,894	9,674
DaimlerChrysler North America Holding Corp. 6.50% 2013	27,627	30,312
		53,281

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.12%
Brazilian Treasury Bill 0% 2010	BRL41	22,552
Brazil (Federal Republic of) 10.00% 20122	20	11,118
Brazil (Federal Republic of) 10.00% 20142	37	19,549
		53,219

ENERGY — 0.06%
Gaz Capital SA 8.146% 2018	$4,100	4,341
Gaz Capital SA, Series 9, 6.51% 2022	2,635	2,424
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034	6,555	7,194
Gaz Capital SA 7.288% 2037	13,440	12,466
		26,425

CONSUMER STAPLES — 0.03%
British American Tobacco International Finance PLC 9.50% 20184	$10,495	$13,349

Total bonds & notes (cost: $111,861,000)		146,274

Short-term securities — 6.04%

Freddie Mac 0.12%–0.35% due 1/4–9/15/2010	586,700	586,411
Fannie Mae 0.065%–0.33% due 2/24–9/1/2010	349,981	349,742
Caisse d’Amortissement de la Dette Sociale 0.21%–0.27% due 1/29–2/25/2010	277,400	277,342
U.S. Treasury Bills 0.055%–0.305% due 3/11–8/26/2010	254,200	253,996
International Bank for Reconstruction and Development 0.12%–0.21% due 1/6–4/15/2010	169,000	168,979
KfW 0.20%–0.21% due 1/28–3/18/20104	141,650	141,617
CBA (Delaware) Finance Inc. 0.21%–0.22% due 1/8–2/8/2010	103,305	103,287
GDF SUEZ 0.19% due 1/4–1/25/20104	86,900	86,891
Eni Finance USA Inc. 0.17%–0.18% due 1/6–1/29/20104	84,700	84,696
Québec (Province of) 0.175%–0.18% due 1/11/20104	84,300	84,294
Rabobank USA Financial Corp. 0.23% due 2/16/2010	75,000	74,982
National Australia Funding (Delaware) Inc. 0.205% due 2/3/20104	46,100	46,089
BNZ International Funding Ltd. 0.22% due 3/15/20104	11,800	11,795
Coca-Cola Co. 0.22% due 1/14/20104	50,000	49,996
Westpac Banking Corp. 0.20% due 1/13/20104	50,000	49,996
Export Development Canada 0.20%–0.25% due 3/15–4/8/2010	48,700	48,681
Toyota Motor Credit Corp. 0.21% due 3/8/2010	40,800	40,786
Barclays U.S. Funding Corp. 0.22% due 4/9/2010	33,700	33,680
Thunder Bay Funding, LLC 0.26% due 1/5/20104	29,009	29,007
Bank of Nova Scotia 0.20% due 1/7/2010	25,000	24,999
Toronto-Dominion Holdings USA Inc. 0.25% due 1/11/20104	25,000	24,998
ANZ National (International) Ltd. 0.30% due 1/22/20104	25,000	24,997
Calyon North America Inc. 0.26% due 2/16/2010	25,000	24,994
UBS Finance (Delaware) LLC 0.205% due 2/17/2010	22,600	22,593

Total short-term securities (cost: $2,644,607,000)		2,644,848

Total investment securities (cost: $34,560,413,000)		43,836,447
Other assets less liabilities		(33,772)

Net assets		$43,802,675

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous," was $21,369,168,000, which represented 48.79% of the net assets of the fund. This amount includes $21,327,278,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $669,189,000, which represented 1.53% of the net assets of the fund.
5Coupon rate may change periodically.

Key to abbreviations

ADR = American Depositary Receipts
BRL = Brazilian reais

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended December 31, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/09 (000)

AMR Corp.*	15,000,000	5,000,000	—	20,000,000	—	$154,600
Michael Page International PLC	16,455,000	—	—	16,455,000	—	99,898
UAL Corp.†	7,320,000	—	900,000	6,420,000	—	—
					$—	$254,498

*This security was an unaffiliated issuer in its initial period of acquisition at 9/30/2009; it was not publicly disclosed.
†Unaffiliated issuer at 12/31/2009.

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total

Common stocks:
Information technology	$6,633,743	$1,784,215	*	$—	$8,417,958
Health care	1,799,712	3,296,111	*	—	5,095,823
Consumer staples	1,174,933	3,508,724	*	—	4,683,657
Financials	1,808,814	2,745,867	*	—	4,554,681
Materials	2,281,395	1,581,772	*	—	3,863,167
Industrials	1,840,134	1,864,265	*	—	3,704,399
Energy	1,835,299	1,262,197	*	—	3,097,496
Consumer discretionary	1,011,841	1,832,628	*	—	2,844,469
Telecommunication services	470,756	1,194,563	*	—	1,665,319
Utilities	—	1,023,438	*	—	1,023,438
Miscellaneous	828,733	1,244,721	*	—	2,073,454
Preferred stocks	—	21,464		—	21,464
Bonds & notes	—	146,274		—	146,274
Short-term securities	—	2,644,848		—	2,644,848
Total	$19,685,360	$24,151,087		$—	$43,836,447

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $21,327,278,000 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$10,955,029
Gross unrealized depreciation on investment securities	(1,703,860)
Net unrealized appreciation on investment securities	9,251,169
Cost of investment securities for federal income tax purposes	34,585,278

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-907-0210O-S21493

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: February 26, 2010

By /s/ Bryan K. Nielsen
Bryan K. Nielsen, Treasurer and Principal Financial Officer

Date: February 26, 2010